RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
ECOLAB SAVINGS PLAN AND ESOP
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

6. RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS

The trustee is authorized under contract provisions, or by ERISA regulations providing an administrative or statutory exemption, to invest in funds under its control and in securities of the Company. Participant contributions and employer matching contributions are invested in one or more of the investment fund options offered under the Plan, including the Ecolab Stock Fund. The Ecolab Stock Fund consists primarily of Ecolab Inc. common stock and also short-term investment funds under the trustee's control.

During 2025 and 2024, the Plan invested in Ecolab Inc. common stock. The Plan held 2,281,607 and 2,543,351 shares of Ecolab Inc. common stock at December 31, 2025 and 2024, respectively. During the year ended December 31, 2025, purchases and sales of shares totaled approximately $185.8 million and $256.9 million, respectively.